Marketable securities and Restricted cash	12 Months Ended
Dec. 31, 2017
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Marketable securities and Restricted cash

7    Marketable securities and Restricted cash

Marketable securities
	December 31, 2017	December 31, 2016

Government security (i)	3,640,726	1,004,388
Bank certificate of deposits—CDB (ii)	212,617	287,192

	3,853,343	1,291,580

Restricted cash
	December 31, 2017	December 31, 2016
Investments linked to loans	93,251	63,474
Securities pledged as collateral	132,383	137,525

	225,634	200,999

(i)	Sovereign debt securities have stated interest connected to SELIC and mature in two to five years.
(ii)	Bank certificates of deposits classified as held-for-trading have stated interest rates connected to CDI and mature in two to five years.